Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATIONAL ACTIVITIES
NET INCOME	R$ 1,118,255	R$ 874,472	R$ 1,161,565
Adjustments to reconcile net income for the period with cash generated from operating activities
Unrealized monetary and cambial variation and debt charges - net	900,610	1,171,228	716,228
Interest - bonus from the grant of concession agreements under the quota system	(82,160)	(96,783)	0
Gain on transmission concession agreement	(129,769)	(98,780)	(110,893)
Reversal of estimated losses on transmission concession agreement	0	(29,025)	0
Gain on remeasurement of the cash flow from the RBSE assets	(361,156)	(809,639)	0
Result of the adoption of the Special Tax Regularization Program	(154,197)	0	0
Income tax and social contribution	379,943	589,322	698,023
Deferred income tax and social contribution	(105,257)	(69,632)	(165,794)
Equity in earnings of investees	(101,739)	(166,411)	(87,590)
Result of renegotiation of hydrological risk - GSF	0	(26,872)	(134,620)
Appropriation of acturial calculation of post-employment benefits	97,511	130,707	143,202
Appropriation of pension and healthcare contributions	153,069	142,735	133,428
Creation for research and development and energy efficiency programs	118,753	101,946	128,898
Recognition of fair value of accounts receivable related to concession	(57,080)	(132,741)	(217,713)
Sectorial financial assets and liabilities result	(767,040)	1,079,662	(858,170)
Depreciation and amortization	731,599	708,296	676,472
Net operating estimated losses, provisions and reversals	365,539	768,696	210,829
Result from the change of the investment valuation method	0	(52,107)	0
Result of disposal of investment	(28,650)	0	0
Impairment of accounts receivable related to concession	17	54	40,757
Loss on disposal of property, plant and equipment	64,508	27,316	41,715
Loss on disposal of intangible assets	42,740	47,434	30,026
Total	2,185,496	4,159,878	2,406,363
Decrease (increase) in assets
Trade accounts receivable	(322,814)	578,116	(1,022,952)
Dividends and interest on own capital received	44,334	154,877	62,070
CRC transferred to the Government of the State of Paraná	97,085	49,425	178,588
Judicial deposits	96,028	62,324	16,326
Sectorial financial assets	0	258,779	975,053
Accounts receivable related to the concession extension	0	0	321,409
Other receivables	(44,193)	15,244	(16,238)
Inventories	20,078	381	19,604
Income tax and social contribution	146,602	(69,989)	(55,241)
Other current taxes recoverable	87,884	(25,608)	49,229
Prepaid expenses	12,128	10,096	(5,814)
Related Parties	(667)	0	(49,911)
Total decrease (increase) in assets	136,465	1,033,645	472,123
Increase (decrease) in liabilities
Payroll, social charges and accruals	26,170	29,396	5,783
Suppliers	275,370	(666,864)	(173,809)
Other taxes	24,795	(62,239)	144,711
Post-employment benefits	(200,848)	(187,143)	(170,258)
Customer charges due	8,313	(135,746)	254,225
Research and development and energy efficiency	(104,512)	(58,831)	(99,729)
Payable related to the concession	(65,871)	(648,593)	(55,346)
Sectorial financial liabilities	419,220	0	0
Other accounts payable	(101,062)	(23,605)	8,377
Provisions for legal claims	(124,395)	(193,197)	(163,684)
Total increase (decrease) in liabilities	157,180	(1,946,822)	(249,730)
CASH GENERATED BY OPERATING ACTIVITIES	2,479,141	3,246,701	2,628,756
Income tax and social contribution paid	(335,087)	(859,784)	(488,289)
Loans and financing - interest due and paid	(532,033)	(362,128)	(452,924)
Debentures - interest due and paid	(622,815)	(547,971)	(366,815)
NET CASH GENERATED FROM OPERATING ACTIVITIES	989,206	1,476,818	1,320,728
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	48,512	13,664	76,883
Loans and financing granted to related parties	(5,145)	(9,422)	(29,400)
Receipt of loans and financing granted to related parties	24,985	5,112	7,805
Disposal of investments	484,608	0	0
Additions in investments	(248,243)	(505,098)	(528,629)
Capital reduction of investees	0	74,983	0
Additions to property, plant and equipment	(1,205,508)	(1,284,436)	(752,529)
Customers contributions - property, plant and equipment	0	40	0
Additions to intangible assets	(806,240)	(928,727)	(968,802)
Customers contributions - intangible assets	125,858	122,809	243,054
NET CASH USED IN INVESTING ACTIVITIES	(1,581,173)	(2,511,075)	(1,951,618)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	800,044	93,806	1,836,190
Issue of Debentures	2,242,521	1,822,965	1,168,633
Payments of principal - loans and financing	(971,187)	(226,973)	(1,170,987)
Payments of principal - debentures	(915,005)	(785,239)	(154,822)
Dividends and interest on own capital paid	(506,404)	(368,956)	(307,528)
NET CASH (USED IN) GENERATED FROM FINANCING ACTIVITIES	649,969	535,603	1,371,486
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	58,002	(498,654)	740,596
Cash and cash equivalents at the beginning of the period	982,073	1,480,727	740,131
Cash and cash equivalents at the end of the period	1,040,075	982,073	1,480,727
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 58,002	R$ (498,654)	R$ 740,596